RELATED PARTY TRANSACTIONS - Summary of Net Amounts Charged To Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 24,454	$ 1,609	$ 4,059
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	957	894	793
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	954	665	681
Northern Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	50	50	28
Swiss Marine [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	19,528	0	0
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Net amounts charged to related party	$ 2,965	$ 0	$ 2,557